UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22525

 NAME OF REGISTRANT:                     Managed Portfolio Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  James R. Arnold, President
                                         Managed Portfolio Series,
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6802

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


ATAC Beta Rotation Fund
--------------------------------------------------------------------------------------------------------------------------
 INVESCO SHORT-TERM INVESTMENTS TRUST                                                        Agenda Number:  934522118
--------------------------------------------------------------------------------------------------------------------------
        Security:  825252406
    Meeting Type:  Special
    Meeting Date:  06-Jun-2017
          Ticker:  TRPXX
            ISIN:  US8252524066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DAVID C. ARCH                                             Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CYNTHIA HOSTETLER                                         Mgmt          For                            For
       DR. ELI JONES                                             Mgmt          For                            For
       DR. PREMA MATHAI-DAVIS                                    Mgmt          For                            For
       TERESA M. RESSEL                                          Mgmt          For                            For
       DR. LARRY SOLL                                            Mgmt          For                            For
       ANN BARNETT STERN                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For
       ROBERT C. TROCCOLI                                        Mgmt          For                            For
       CHRISTOPHER L. WILSON                                     Mgmt          For                            For

2.     TO APPROVE AN AMENDMENT TO EACH TRUST'S                   Mgmt          For                            For
       AGREEMENT AND DECLARATION OF TRUST THAT
       WOULD PERMIT FUND MERGERS AND OTHER
       SIGNIFICANT TRANSACTIONS UPON THE BOARD'S
       APPROVAL BUT WITHOUT SHAREHOLDER APPROVAL
       OF SUCH TRANSACTIONS.

3.     TO APPROVE CHANGING THE FUNDAMENTAL                       Mgmt          For                            For
       INVESTMENT RESTRICTION REGARDING THE
       PURCHASE OR SALE OF PHYSICAL COMMODITIES.

4A.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          For                            For
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO POWERSHARES CAPITAL MANAGEMENT
       LLC.

4B.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          For                            For
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO ASSET MANAGEMENT (INDIA)
       PRIVATE LIMITED.



ATAC Inflation Rotation Fund
--------------------------------------------------------------------------------------------------------------------------
 INVESCO SHORT-TERM INVESTMENTS TRUST                                                        Agenda Number:  934522118
--------------------------------------------------------------------------------------------------------------------------
        Security:  825252406
    Meeting Type:  Special
    Meeting Date:  06-Jun-2017
          Ticker:  TRPXX
            ISIN:  US8252524066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DAVID C. ARCH                                             Mgmt          For                            For
       JAMES T. BUNCH                                            Mgmt          For                            For
       BRUCE L. CROCKETT                                         Mgmt          For                            For
       JACK M. FIELDS                                            Mgmt          For                            For
       MARTIN L. FLANAGAN                                        Mgmt          For                            For
       CYNTHIA HOSTETLER                                         Mgmt          For                            For
       DR. ELI JONES                                             Mgmt          For                            For
       DR. PREMA MATHAI-DAVIS                                    Mgmt          For                            For
       TERESA M. RESSEL                                          Mgmt          For                            For
       DR. LARRY SOLL                                            Mgmt          For                            For
       ANN BARNETT STERN                                         Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For
       ROBERT C. TROCCOLI                                        Mgmt          For                            For
       CHRISTOPHER L. WILSON                                     Mgmt          For                            For

2.     TO APPROVE AN AMENDMENT TO EACH TRUST'S                   Mgmt          For                            For
       AGREEMENT AND DECLARATION OF TRUST THAT
       WOULD PERMIT FUND MERGERS AND OTHER
       SIGNIFICANT TRANSACTIONS UPON THE BOARD'S
       APPROVAL BUT WITHOUT SHAREHOLDER APPROVAL
       OF SUCH TRANSACTIONS.

3.     TO APPROVE CHANGING THE FUNDAMENTAL                       Mgmt          For                            For
       INVESTMENT RESTRICTION REGARDING THE
       PURCHASE OR SALE OF PHYSICAL COMMODITIES.

4A.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          For                            For
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO POWERSHARES CAPITAL MANAGEMENT
       LLC.

4B.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          For                            For
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO ASSET MANAGEMENT (INDIA)
       PRIVATE LIMITED.




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287440
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  IEF
            ISIN:  US4642874402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          For                            For
       RICHARD L. FAGNANI                                        Mgmt          For                            For
       DREW E. LAWTON                                            Mgmt          For                            For
       MADHAV V. RAJAN                                           Mgmt          For                            For
       MARK WIEDMAN                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ISHARES TRUST                                                                               Agenda Number:  934621156
--------------------------------------------------------------------------------------------------------------------------
        Security:  464287432
    Meeting Type:  Special
    Meeting Date:  19-Jun-2017
          Ticker:  TLT
            ISIN:  US4642874329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JANE D. CARLIN                                            Mgmt          For                            For
       RICHARD L. FAGNANI                                        Mgmt          For                            For
       DREW E. LAWTON                                            Mgmt          For                            For
       MADHAV V. RAJAN                                           Mgmt          For                            For
       MARK WIEDMAN                                              Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Managed Portfolio Series
By (Signature)       /s/ James R. Arnold
Name                 James R. Arnold
Title                President
Date                 08/04/2017